Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Operating activities:
Net income for the year	$ 849	$ 1,680
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	4,121	2,576
Program rights amortization	70	61
Finance costs	2,047	1,233
Income tax expense	517	609
Post-employment benefits contributions, net of expense	46	19
Losses from associates and joint ventures	412	31
Other	5	(55)
Cash provided by operating activities before changes in net operating assets and liabilities, income taxes paid, and interest paid	8,067	6,154
Change in net operating assets and liabilities	(627)	(152)
Income taxes paid	(439)	(455)
Interest paid, net	(1,780)	(1,054)
Cash provided by operating activities	5,221	4,493
Investing activities:
Capital expenditures	(3,934)	(3,075)
Additions to program rights	(74)	(47)
Changes in non-cash working capital related to capital expenditures and intangible assets	(2)	(200)
Acquisitions and other strategic transactions, net of cash acquired	(16,215)	(9)
Other	25	68
Cash used in investing activities	(20,200)	(3,263)
Financing activities:
Net (repayment of) proceeds received from short-term borrowings	(1,439)	707
Net issuance of long-term debt	5,040	12,711
Net proceeds (payments) on settlement of debt derivatives and forward contracts	492	(11)
Transaction costs incurred	(284)	(726)
Principal payments of lease liabilities	(370)	(316)
Dividends paid	(960)	(1,010)
Cash provided by financing activities	2,479	11,355
Change in cash and cash equivalents and restricted cash and cash equivalents	(12,500)	12,585
Cash and cash equivalents and restricted cash and cash equivalents, beginning of period	13,300	715
Cash and cash equivalents and restricted cash and cash equivalents, end of period	800	13,300
Cash and cash equivalents	463
Restricted cash and cash equivalents	0	12,837
Cash and cash equivalents and restricted cash and cash equivalents, end of period	$ 800	$ 13,300